Land Use Rights, Net	12 Months Ended
Dec. 31, 2023
Land Use Rights, Net
Land Use Rights, Net

8.    Land Use Rights, Net

Land use rights and related accumulated amortization were as follows:

	December 31,	December 31,
	2022	2023
Land use rights	235,198	235,198
Less: Accumulated amortization—land use rights	(22,595)	(27,899)
Total land use rights, net	212,603	207,299

The Group recorded amortization expense for land use rights of RMB4,847, RMB5,227 and RMB5,304 for the years ended December 31, 2021, 2022 and 2023, respectively.